Convertible Loan and Financial Derivative Liability For the Right to Future Investment (Details Textual)					1 Months Ended				12 Months Ended
		Dec. 21, 2017	Jan. 15, 2017 USD ($) $ / shares	Jan. 15, 2017 ILS (₪)	Mar. 30, 2017 ILS (₪)	Feb. 22, 2017 USD ($)	Mar. 20, 2016 USD ($) $ / shares	Mar. 20, 2016 ILS (₪)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 ILS (₪)	Jun. 30, 2017 ILS (₪)	Feb. 22, 2017 ₪ / shares	Jan. 15, 2017 ILS (₪) ₪ / shares	Dec. 31, 2016 ILS (₪)	Mar. 20, 2016 ILS (₪) ₪ / shares
Convertible Loans (Textual)
Right future investment						$ 280,000
Beneficial conversion feature									$ 811,000	₪ 3,000,000
Finance expenses									263,000		$ 122,000
Interest expense									22,000		16,000
Converted loans received | ₪													₪ 3,000,000
Deferred costs									0
Loss on extinguishment amount									(61,000)
2017 Lenders [Member]
Convertible Loans (Textual)
Principal amount									274,000			$ 274,000
Conversion price | (per share)												$ 6.72				₪ 24
Right future investment									411,000			$ 411,000
Wize Israel [Member]
Convertible Loans (Textual)
Finance expenses									833,000
Interest expense									$ 25,000
Converted debt, description									(i) NIS 24 (approximately $6.24 according to the exchange rate as of June 23, 2017) and (ii) the lowest price per share of Wize Israel in any offering made by Wize Israel following the date of the 2017 Loan Agreement and through the date of such requested conversion, subject to adjustments for stock splits and similar events set forth in the 2017 Loan Agreement (the "2017 Loan Conversion Price").	(i) NIS 24 (approximately $6.24 according to the exchange rate as of June 23, 2017) and (ii) the lowest price per share of Wize Israel in any offering made by Wize Israel following the date of the 2017 Loan Agreement and through the date of such requested conversion, subject to adjustments for stock splits and similar events set forth in the 2017 Loan Agreement (the "2017 Loan Conversion Price").
Wize Israel [Member] | Rimon Gold and Shimshon Fisher [Member]
Convertible Loans (Textual)
Loan amendment, description		(i) the Maturity Date of 2016 Loan Agreement and the 2017 Loan Agreement was extended to December 31, 2018; (ii) the Right to Future Investment of the 2016 Loan Agreement and the Investment Option of the 2017 Loan Agreement will expire on June 30, 2019 (instead of 18 months following the conversion of the loans); (iii) the principal amounts, conversion prices, the Right to Future Investment and the applicable exercise price with respect to the 2016 Loan Agreement and the Investment Option and the applicable exercise price with respect to the 2017 Loan Agreement, have been determined and denominated in dollar amount; (iv) the irrevocable guarantee, dated November 16, 2017, signed by the Company in favor of Rimon Gold in respect of the 2016 Loan Agreement and the 2017 Loan Agreement will continue to be valid in accordance with its terms even after the aforementioned Loan Amendment; (v) the Right to Future Investment of the 2017 Loan Agreement which was subject to conversion of the 2017 Loan has been separated from the conversion option and is now considered as a separate instrument (vi) all others terms as defined in the 2017 Loan Agreement are remained.
Ridge [Member]
Convertible Loans (Textual)
Finance expenses									$ 281,000
Interest expense									$ 9,000
Converted loans received | ₪													750,000
Right Future Investment [Member]
Convertible Loans (Textual)
Reacquisition, description									In addition, the Reacquisition Price that was allocated to the newly detachable right to future investment related to the 2017 Loan was recognized directly to additional paid-in capital. Such financial instruments amounted to $1,115 as of December 21, 2017.	In addition, the Reacquisition Price that was allocated to the newly detachable right to future investment related to the 2017 Loan was recognized directly to additional paid-in capital. Such financial instruments amounted to $1,115 as of December 21, 2017.
2016 Loan [Member]
Convertible Loans (Textual)
Principal amount									$ 531,000			$ 531,000
Conversion price | $ / shares									$ 0.9768			$ 0.9768
Right future investment							$ 4,000		$ 704,000
Loan proceeds									2,104
Debt costs							16,000											₪ 63,000
Finance expenses							12,000
Discount rate						15.00%
Fair value									701,000
Loss on extinguishment amount									61,000
2016 Loan [Member] | Rimon Gold Assets Ltd. [Member]
Convertible Loans (Textual)
Principal amount							$ 520,000											₪ 2,000,000
Interest rate							4.00%											4.00%
Conversion price | $ / shares							$ 3.84
Maturity date							Dec. 31, 2017	Dec. 31, 2017
Right future investment											$ 780,000						₪ 3,000,000
Converted loan outstanding							$ 26,000	₪ 100,000
Exchange ratio, description							As a result of the Merger and based on the Exchange Ratio, the conversion price per share for the 2016 Loan was adjusted to NIS 3.6 (approximately $0.96).	As a result of the Merger and based on the Exchange Ratio, the conversion price per share for the 2016 Loan was adjusted to NIS 3.6 (approximately $0.96).
2016 Loan [Member] | Wize Israel [Member]
Convertible Loans (Textual)
Interest rate							15.00%											15.00%
Conversion price | ₪ / shares															₪ 20.4			₪ 15.2592
Initial recognition amount							$ 110,000											₪ 423,000
Percentage of fair value							75.00%	75.00%
Beneficial conversion feature							$ 247,000	₪ 946,000
2016 Loan [Member] | Debt [Member]
Convertible Loans (Textual)
Loan proceeds							410,000	₪ 1,577,000
2017 Loan [Member]
Convertible Loans (Textual)
Principal amount	[1]								$ 822,000			$ 822,000
Conversion price | $ / shares									$ 1.1112			$ 1.1112
Maturity date			Dec. 31, 2017	Dec. 31, 2017
Right future investment									$ 246,000
Loan proceeds									2,985
Converted loan outstanding			$ 26,000	₪ 100,000
Converted debt, description		(i) the maturity date of the Loans was extended from December 31, 2017 to December 31, 2018; (ii) the exercise period of the 2016 Investment Right was amended so that it shall expire on June 30, 2019; (iii) the exercise period of the 2017 Investment Right was amended so that it shall expire, without the need to first convert the 2017 Loan, on June 30, 2019.
Deferred costs | ₪													0
Loss on extinguishment amount									61,000
2017 Loan [Member] | 2017 Lenders [Member]
Convertible Loans (Textual)
Principal amount			$ 270,000													₪ 1,000,000
Interest rate			120.00%													120.00%
Conversion price | ₪ / shares																₪ 1.00
Right future investment			$ 1,233
Converted loan outstanding			$ 28	₪ 100,000,000
Converted debt, description			The 2017 Loan Conversion Price was adjusted to $1.1112.	The 2017 Loan Conversion Price was adjusted to $1.1112.
Exchange ratio, description			The 2017 Loan Conversion Price for Rimon Gold, Fisher and Ridge was adjusted to NIS 16.8 (approximately $4.80), and as a result of the Merger, the 2017 Loan Conversion Price of NIS16.8 (approximately $4.8) was adjusted in accordance with the Exchange Ratio to NIS 4.05 (approximately $1.15).	The 2017 Loan Conversion Price for Rimon Gold, Fisher and Ridge was adjusted to NIS 16.8 (approximately $4.80), and as a result of the Merger, the 2017 Loan Conversion Price of NIS16.8 (approximately $4.8) was adjusted in accordance with the Exchange Ratio to NIS 4.05 (approximately $1.15).
Fixed exercise price | $ / shares			$ 1.332
2017 Loan [Member] | Rimon Gold Assets Ltd. [Member]
Convertible Loans (Textual)
Principal amount			$ 274,000				$ 531,000
Conversion price | $ / shares							$ 0.9768
Right future investment							$ 797,000
Exchange ratio, description							The Exchange Ratio from NIS 20.4 (approximately $6.00) to NIS 5.04 (approximately $1.44) and based on the 2017 Loan Amendment (as defined below), from NIS 5.04 to $1.308 (subject to adjustments in case of stock splits or similar events).	The Exchange Ratio from NIS 20.4 (approximately $6.00) to NIS 5.04 (approximately $1.44) and based on the 2017 Loan Amendment (as defined below), from NIS 5.04 to $1.308 (subject to adjustments in case of stock splits or similar events).
2017 Loan [Member] | Wize Israel [Member]
Convertible Loans (Textual)
Principal amount			$ 822													₪ 3,000,000,000
Interest rate			120.00%													120.00%
Conversion price | ₪ / shares																₪ 1.50
Maturity date			Dec. 31, 2018	Dec. 31, 2018
Debt costs									26,000				₪ 90,000
Finance expenses									$ 26,000
Loan agreement, description			(i) NIS 250,000 was extended in November 2016, (ii) NIS 300,000 was extended in December 2016 and (iii) NIS 200,000 was extended in February 2017 (together, the "Ridge Interim Loans").	(i) NIS 250,000 was extended in November 2016, (ii) NIS 300,000 was extended in December 2016 and (iii) NIS 200,000 was extended in February 2017 (together, the "Ridge Interim Loans").
2017 Loan [Member] | Ridge [Member]
Convertible Loans (Textual)
Principal amount			$ 811,000											₪ 250,000		₪ 3,000,000
Interest rate			4.00%													4.00%
Loan agreement amount | ₪					₪ 1,000,000
Interim loan amount | ₪					₪ 1,000,000
2017 Loan [Member] | Ridge [Member] | Rimon Gold and Shimshon Fisher [Member]
Convertible Loans (Textual)
Conversion price | (per share)			$ 4.8													₪ 16.8

[1]	Principal loan amount of $274 for each of the three 2017 Lenders.